Segment Information - Schedule of Operating Segment (Details) - CAD ($) $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Operating Segment [Line Items]
Revenue		$ 101,060		$ 138,441	$ 323,915	$ 443,049
Operating expenses, net of share-based compensation and non-recurring items(1)	[1]	(54,220)		(42,197)	(151,004)	(132,761)
Adjusted EBITDA	[1]	46,840		96,244	172,911	310,288
Share-based compensation		(3,018)		(3,061)	(8,610)	(14,504)
Non-recurring items	[2]	(614)		(677)	(1,836)	(2,065)
Depreciation		(26,168)		(32,233)	(77,991)	(100,272)
Amortization		(11,314)		(2,807)	(33,852)	(8,438)
Other operating gains (losses), net		251		2,272	4,070	2,254
Operating income		5,977		59,738	54,692	187,263
Interest expense		(54,197)		(59,443)	(164,492)	(185,815)
Interest and other income		5,718		15,668	18,760	57,033
Gain on repurchase of debt				21,368	6,896	193,690
Gain (loss) on changes in fair value of financial instruments		(63,120)			(109,780)
Gain (loss) on foreign exchange		(32,282)		35,675	84,808	(67,215)
Income (loss) before income taxes		(137,904)		73,006	(109,116)	184,956
Tax (expense) recovery		16,821		(5,164)	12,105	(40,192)
Net income (loss)		(121,083)	$ (447,230)	67,842	(97,011)	144,764
Capital expenditures		139,836		326,406	524,606	660,673
GEO [Member]
Schedule of Operating Segment [Line Items]
Revenue		100,515		137,337	321,395	429,404
Operating expenses, net of share-based compensation and non-recurring items(1)	[1]	(36,765)		(26,869)	(97,353)	(83,435)
Adjusted EBITDA	[1]	63,750		110,468	224,042	345,969
Capital expenditures		739		1,753	2,998	4,041
LEO [Member]
Schedule of Operating Segment [Line Items]
Revenue		545		1,104	2,520	13,645
Operating expenses, net of share-based compensation and non-recurring items(1)	[1]	(16,476)		(13,686)	(50,728)	(46,556)
Adjusted EBITDA	[1]	(15,931)		(12,582)	(48,208)	(32,911)
Capital expenditures		139,097		324,653	521,608	656,632
Other [Member]
Schedule of Operating Segment [Line Items]
Revenue
Operating expenses, net of share-based compensation and non-recurring items(1)	[1]	(979)		(1,642)	(2,923)	(2,770)
Adjusted EBITDA	[1]	(979)		(1,642)	(2,923)	(2,770)
Capital expenditures

[1]	The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.
[2]	Non-recurring payments include severance payments and special compensation and benefits for executives and employees.